Capital Stock - Non-Vested Stock Option Activity and Related Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Options Outstanding Non-Vested Stock Options-beginning of year	723	1,057	2,160
Options, Granted	73	433	96
Options, Vested	(401)	(747)	(1,071)
Options, Forfeited	(6)	(20)	(128)
Options Outstanding Non-Vested Stock Options-end of year	389	723	1,057
Weighted-Average Grant Date Fair Value, Outstanding non-vested stock options-beginning of Year	$ 8.74	$ 6.40	$ 6.36
Weighted-Average Grant Date Fair Value, Granted	$ 10.54	$ 8.72	$ 11.27
Weighted-Average Grant Date Fair Value, Vested	$ 8.57	$ 5.44	$ 6.18
Weighted-Average Grant Date Fair Value, Forfeited	$ 9.46	$ 8.24	$ 11.47
Weighted-Average Grant Date Fair Value, outstanding non-vested stock options-end of year	$ 9.24	$ 8.74	$ 6.40